Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Mar. 31, 2026	Sep. 30, 2025
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Loans to third parties	[1]	$ 111,598	$ 1,048,082
Prepaid expenses	[2]	2,534,572	190,782
Others	[3]	2,099,328	41,926
Total prepaid expenses and other current assets, net		$ 4,745,498	$ 1,280,790

[1]	In September 2025, the Company entered into agreements with Hangzhou Weishi Trading Co., Ltd. (“Hangzhou Weishi”), to lend up to RMB7,000,000 (approximately $983,284) to Hangzhou Weishi, with annualized interest rate at 4.00%, and due in September 2026. The Company has collected all the balance in February 2026. The balance as of March 31, 2026 mainly represented an interest-free loan to NEOLOGICS BIOSCIENCE INC.
[2]	The balance represented the unamortized portion of prepayments made to certain service providers of the Group for their daily operations, which was expected to amortize over a period of less than 12 months.
[3]	The balance as of March 31, 2026 mainly represented refundable equity investment prepayment of $2.0 million.